Note 9 - Financial Instruments and Capital Management (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	September 30, 2025	September 30, 2024
FVTPL	$	$
Cash	82,822,339	5,633,842
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	82,908,589	5,720,092
Amortized cost
Accounts payable and accrued liabilities	2,250,839	449,299